Credit risk (Tables)	12 Months Ended
Dec. 31, 2017
Credit Risk Tables
Schedule of gross carrying amounts of loans to customers
	As of December 31,
	2016	2016	2017	2017
	Gross carrying amount	Loss allowance	Gross carrying amount	Loss allowance
	RMB’000	RMB’000	RMB’000	RMB’000

Not yet due	634,700	9,521	653,825	11,741
1-89 days past due	700	10	42,005	690
90-179 days past due	3,800	114	7,500	113
180-365 days past due	32,530	1,164	64,160	1,085
Over 1 year past due	25,344	10,924	50,624	13,095
Total	697,074	21,733	818,114	26,724

Schedule of gross carrying amounts of loans to customers by credit rating
	As of December 31,
	2016	2017
	RMB’000	RMB’000

Normal	634,700	653,825
Special mentioned	50,030	151,445
Substandard	1,100	1,100
Doubtful	3,144	-
Loss	8,100	11,744
	697,074	818,114

Schedule of gross carrying amounts of loans to customers by collateral
	As of December 31,
	2016	2017
	RMB’000	RMB’000

Guarantee backed loans	400,460	732,530
Collateral backed loans
- Collateralized by property	76,200	68,060
- Collateralized by shares	172,770	12,480
- Collateralized by precious metals	44,500	1,400
- Collateralized by other personal property	3,144	1,044
- Collateralized by account receivable	-	2,600
	697,074	818,114